UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments

Common Stocks — 97.8%

Security	Shares	Value

Australia — 7.5%
AGL Energy, Ltd.	22,052	$321,243
Amcor, Ltd.	11,905	132,879
ARB Corp., Ltd.	2,741	35,499
Ardent Leisure Group	12,742	19,512
Aristocrat Leisure, Ltd.	7,887	91,827
Blackmores, Ltd.	519	44,132
Boral, Ltd.	5,759	27,515
Brambles, Ltd.	20,697	181,208
Caltex Australia, Ltd.	4,560	106,144
Cleanaway Waste Management, Ltd.	36,318	31,977
Coca-Cola Amatil, Ltd.	8,298	60,117
Cochlear, Ltd.	811	78,798
Commonwealth Bank of Australia	3,589	199,803
Computershare, Ltd.	15,937	127,660
CSG, Ltd.	43,935	42,753
CSL, Ltd.	3,759	286,833
Dexus Property Group	10,420	70,784
DUET Group	45,421	82,231
DuluxGroup, Ltd.	5,657	27,666
GPT Group (The)	11,738	41,498
GrainCorp, Ltd., Class A	7,142	45,543
GWA Group, Ltd.	11,241	24,366
Hansen Technologies, Ltd.	14,633	45,728
Incitec Pivot, Ltd.	11,120	24,871
iSentia Group, Ltd.	19,466	52,018
James Hardie Industries PLC CDI	4,004	59,595
JB Hi-Fi, Ltd.	1,536	33,111
Macquarie Atlas Roads Group	10,339	37,038
Metcash, Ltd.(1)	29,937	45,180
Mirvac Group	41,842	66,375
National Australia Bank, Ltd.	4,515	95,842
Navitas, Ltd.	9,965	39,627
Newcrest Mining, Ltd.	3,087	54,052
NEXTDC, Ltd.(1)	18,649	52,107
Orica, Ltd.	4,147	51,234
Orora, Ltd.	31,847	70,177
Rio Tinto, Ltd.	2,553	105,629
Scentre Group	37,835	121,092
SMS Management & Technology, Ltd.	8,747	10,135
Sonic Healthcare, Ltd.	3,329	51,774
Southern Cross Media Group, Ltd.	25,786	28,150
Spark Infrastructure Group	32,141	54,185
Star Entertainment Group, Ltd. (The)	9,459	35,792
Stockland	22,834	76,687

Security	Shares	Value

Australia (continued)
Suncorp Group, Ltd.	2,484	$22,545
Super Retail Group, Ltd.	4,935	36,688
Sydney Airport	7,656	36,395
Tabcorp Holdings, Ltd.	17,246	63,362
Tatts Group, Ltd.	19,917	61,395
Telstra Corp., Ltd.	121,677	460,175
Tox Free Solutions, Ltd.	9,194	16,422
Transurban Group	15,294	120,678
Vicinity Centres	33,285	72,587
Washington H. Soul Pattinson & Co., Ltd.	4,310	52,073
Wesfarmers, Ltd.	7,781	242,292
Westpac Banking Corp.	8,556	197,857
Woodside Petroleum, Ltd.	12,096	258,927

		$4,931,783

Austria — 1.0%
ams AG	2,962	$82,939
CA Immobilien Anlagen AG	1,563	28,359
Conwert Immobilien Invest SE	2,110	37,430
Erste Group Bank AG	1,664	52,181
EVN AG	2,151	25,153
Lenzing AG	490	63,862
Oesterreichische Post AG	1,473	50,822
OMV AG	4,320	134,825
RHI AG	859	21,620
Schoeller-Bleckmann Oilfield Equipment AG	231	16,367
Verbund AG	6,332	105,602
Wienerberger AG	1,390	22,213

		$641,373

Belgium — 1.9%
Ageas	1,164	$42,525
Anheuser-Busch InBev SA/NV	1,886	216,456
Bekaert SA	1,080	48,013
bpost SA	2,643	70,316
Colruyt SA	478	25,691
Econocom Group SA/NV	2,876	42,767
Euronav SA	2,460	19,247
Groupe Bruxelles Lambert SA	1,943	167,034
Proximus SA	4,820	137,960
Telenet Group Holding NV(1)	2,650	141,885
UCB SA	2,340	158,351
Umicore SA	2,518	153,049

		$1,223,294

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$153,701
Danske Bank A/S	5,821	179,572
DONG Energy AS(1)(2)	3,312	131,239
DSV A/S	1,432	69,337
FLSmidth & Co. A/S	796	28,881
ISS A/S	813	31,915
Novo Nordisk A/S, Class B	3,312	117,992
Novozymes A/S, Class B	4,257	157,921
Pandora A/S	1,324	172,194
Royal Unibrew A/S	730	34,150
SimCorp A/S	775	42,798
TDC A/S(1)	20,226	111,516

		$1,231,216

Finland — 1.9%
Amer Sports Oyj	3,072	$83,587
Elisa Oyj	3,299	111,147
Fortum Oyj	8,212	136,885
Huhtamaki Oyj	1,520	61,344
Kemira Oyj	2,727	32,501
Kesko Oyj, Class B	3,070	152,548
Kone Oyj, Class B	1,663	76,518
Neste Oyj	3,648	157,382
Nokia Oyj	16,758	74,817
Orion Oyj, Class B	3,365	143,228
Sampo Oyj, Class A	2,829	129,608
Sanoma Oyj	4,285	40,069
Valmet Oyj	1,377	20,444

		$1,220,078

France — 7.9%
ADP	379	$38,282
Air Liquide SA	4,325	439,475
Airbus Group SE	2,452	145,599
Alstom SA(1)	504	13,543
Alten SA	634	45,299
Atos SE	1,608	166,868
BNP Paribas SA	3,858	223,699
Bouygues SA	672	21,906
Christian Dior SE	293	56,510
CNP Assurances	2,759	47,781
Danone SA	4,879	338,399
Dassault Systemes SA	2,600	205,797
Engie SA	28,577	412,129
Eutelsat Communications SA	985	20,640

Security	Shares	Value

France (continued)
Fonciere des Regions	728	$63,624
Gecina SA	539	78,587
Groupe Eurotunnel SE	2,197	20,562
Hermes International	129	52,259
ICADE	757	54,362
Iliad SA	447	93,707
Ingenico Group SA	754	59,640
Klepierre	2,484	101,516
L’Oreal SA	1,343	240,611
Lagardere SCA	1,361	34,660
LVMH Moet Hennessy Louis Vuitton SE	902	164,219
Orange SA	26,441	416,014
Orpea	620	51,601
Rubis SCA	423	38,574
Safran SA	948	65,233
Sanofi	4,652	362,013
SCOR SE	1,284	41,581
Societe BIC SA	422	58,494
Sodexo SA	251	29,146
Sopra Steria Group	268	27,265
Suez	5,207	82,477
Total SA	11,837	567,050
Vinci SA	1,776	128,617
Vivendi SA	5,190	105,048
Wendel SA	200	23,009

		$5,135,796

Germany — 7.8%
Adidas AG	864	$141,950
Allianz SE	1,913	298,627
alstria office REIT AG	2,172	28,017
Aurubis AG	569	29,666
BASF SE	4,409	389,217
Bayer AG	3,063	304,124
Brenntag AG	492	26,302
Daimler AG	2,800	199,758
Deutsche EuroShop AG	620	26,797
Deutsche Lufthansa AG	2,923	37,412
Deutsche Telekom AG	32,688	533,312
Deutsche Wohnen AG, Bearer Shares	4,814	157,282
E.ON SE	35,060	256,950
Fraport AG	937	55,621
Fresenius Medical Care AG & Co. KGaA	705	57,425
Fresenius SE & Co. KGaA	1,677	123,909
GEA Group AG	1,196	46,323

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)
Grand City Properties SA	2,964	$52,140
HeidelbergCement AG(1)	510	48,129
Henkel AG & Co. KGaA	2,128	234,468
Henkel AG & Co. KGaA, PFC Shares	2,602	334,437
KWS Saat SE	85	27,810
LEG Immobilien AG	1,088	91,775
Linde AG	1,079	178,215
MAN SE	432	44,218
Merck KGaA	412	42,407
MTU Aero Engines AG	316	32,998
Muenchener Rueckversicherungs-Gesellschaft AG	660	128,145
ProSiebenSat.1 Media SE	1,000	43,098
SAP SE	5,846	515,029
Siemens AG	2,930	332,899
Software AG	800	29,075
Stada Arzneimittel AG	690	34,602
TAG Immobilien AG	2,396	31,950
Telefonica Deutschland Holding AG(2)	3,587	13,911
TUI AG	2,680	33,971
Uniper SE(1)	3,506	46,666
Volkswagen AG	330	49,330
Wirecard AG	1,392	66,077

		$5,124,042

Hong Kong — 3.9%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	$106,390
China Cord Blood Corp.(1)	5,000	25,050
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	25,548
Chow Sang Sang Holdings International, Ltd.	13,000	22,952
CLP Holdings, Ltd.	23,500	238,877
Dairy Farm International Holdings, Ltd.	11,500	81,315
Esprit Holdings, Ltd.(1)	27,800	22,927
First Pacific Co., Ltd.	106,000	80,301
G-Resources Group, Ltd.	1,212,000	21,452
Hang Lung Group, Ltd.	6,000	22,951
Hang Seng Bank, Ltd.	6,800	122,633
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	33,542
HKT Trust and HKT, Ltd.	111,000	152,238
Hong Kong Exchanges and Clearing, Ltd.	6,400	169,193
Hongkong Land Holdings, Ltd.	13,000	87,052
Hopewell Holdings, Ltd.	17,000	59,524
Hysan Development Co., Ltd.	7,000	32,308
Jardine Matheson Holdings, Ltd.	2,400	146,189
Jardine Strategic Holdings, Ltd.	3,000	105,262
Johnson Electric Holdings, Ltd.	7,875	19,034

Security	Shares	Value

Hong Kong (continued)
Kerry Properties, Ltd.	10,000	$31,664
KuangChi Science, Ltd.(1)	120,000	41,789
Li & Fung, Ltd.	80,000	39,326
Link REIT	11,500	81,810
MGM China Holdings, Ltd.	31,200	51,475
MTR Corp., Ltd.	17,500	96,846
NWS Holdings, Ltd.	17,000	30,079
PCCW, Ltd.	159,000	94,644
Shangri-La Asia, Ltd.	22,000	24,163
Sino Land Co., Ltd.	22,000	37,355
SJM Holdings, Ltd.	60,000	41,413
Swire Pacific, Ltd., Class A	4,000	41,575
Techtronic Industries Co., Ltd.	19,000	71,386
Television Broadcasts, Ltd.	14,600	52,850
Truly International Holdings, Ltd.	208,000	81,345
VTech Holdings, Ltd.	7,100	87,090
Wharf (Holdings), Ltd. (The)	4,000	29,991
Yue Yuen Industrial Holdings, Ltd.	10,500	39,986

		$2,549,525

Ireland — 1.9%
Bank of Ireland(1)	279,977	$59,930
CRH PLC	8,138	264,193
DCC PLC	1,740	141,565
FBD Holdings PLC(1)	1,257	8,415
FleetMatics Group PLC(1)	2,710	162,329
Hibernia REIT PLC	20,745	29,213
ICON PLC(1)	3,112	249,831
Irish Continental Group PLC	7,510	35,023
Kerry Group PLC, Class A	1,947	141,305
Paddy Power Betfair PLC	1,739	180,205

		$1,272,009

Israel — 2.0%
Alony Hetz Properties & Investments, Ltd.	3,825	$32,879
Azrieli Group, Ltd.	1,066	45,382
Bank Hapoalim B.M.	15,152	87,393
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	160,154
Check Point Software Technologies, Ltd.(1)	1,877	158,719
Delek Automotive Systems, Ltd.	2,964	25,327
Elbit Systems, Ltd.	1,673	165,547
Frutarom Industries, Ltd.	704	37,201
Israel Chemicals, Ltd.	19,219	68,296
Kenon Holdings, Ltd.(1)	672	6,530
Melisron, Ltd.	729	30,970

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank, Ltd.	3,293	$42,885
Oil Refineries, Ltd.(1)	139,185	49,133
Orbotech, Ltd.(1)	2,016	55,238
Paz Oil Co., Ltd.	464	72,475
Sarine Technologies, Ltd.	23,300	27,242
Shufersal, Ltd.	14,250	53,798
Teva Pharmaceutical Industries, Ltd. ADR	3,886	166,088

		$1,285,257

Italy — 4.0%
Amplifon SpA	6,312	$66,694
Ansaldo STS SpA	2,606	29,951
Assicurazioni Generali SpA	4,184	54,046
Atlantia SpA	8,036	196,753
Autogrill SpA	4,452	37,106
Beni Stabili SpA SIIQ(1)	47,449	27,666
Brembo SpA	781	48,354
CIR SpA	19,905	22,189
Davide Campari-Milano SpA	12,105	121,916
Ei Towers SpA(1)	3,200	150,728
Enel SpA	48,562	208,784
ENI SpA	23,333	338,615
EXOR SpA	1,016	43,195
Ferrari NV	1,050	55,282
Infrastrutture Wireless Italiane SpA(2)	33,089	156,428
International Game Technology PLC	1,016	29,180
Interpump Group SpA	2,136	34,258
Intesa Sanpaolo SpA	61,402	142,371
Italmobiliare SpA	680	32,265
Luxottica Group SpA	1,065	53,029
Moncler SpA	2,104	35,027
Parmalat SpA	9,525	25,167
Poste Italiane SpA(2)	5,564	37,038
Prada SpA	6,900	24,173
Recordati SpA	5,619	158,899
Reply SpA	249	31,300
Salvatore Ferragamo SpA	941	23,002
Snam SpA	16,776	88,390
STMicroelectronics NV	20,785	197,944
Terna Rete Elettrica Nazionale SpA	12,961	63,443
Tod’s SpA	213	12,446
UnipolSai SpA	20,058	38,331

		$2,583,970

Security	Shares	Value

Japan — 15.8%
Advantest Corp.	3,000	$42,876
Aeon Co., Ltd.	3,200	44,223
Aeon Mall Co., Ltd.	3,500	51,978
Air Water, Inc.	2,000	37,420
ANA Holdings, Inc.	11,000	30,897
Anritsu Corp.	3,000	15,914
Asahi Glass Co., Ltd.	6,000	41,963
Asahi Kasei Corp.	9,000	81,135
Astellas Pharma, Inc.	8,900	132,093
Bandai Namco Holdings, Inc.	1,300	38,943
Bridgestone Corp.	1,900	70,915
Canon, Inc.	3,800	109,166
Chiba Bank, Ltd. (The)	4,000	24,739
Chubu Electric Power Co., Inc.	10,800	158,991
Chugai Pharmaceutical Co., Ltd.	1,800	61,340
Citizen Watch Co., Ltd.	7,100	39,901
Concordia Financial Group, Ltd.	11,700	54,249
Credit Saison Co., Ltd.	1,400	24,202
Dai-ichi Life Holdings ,Inc.	4,200	61,576
Daicel Corp.	3,400	44,707
Daido Steel Co., Ltd.	7,000	29,715
Daishi Bank, Ltd. (The)	9,000	38,699
Daito Trust Construction Co., Ltd.	600	100,547
Daiwa House REIT Investment Corp.	11	29,823
Daiwa Securities Group, Inc.	7,000	41,791
Denka Co., Ltd.	9,000	40,829
East Japan Railway Co.	1,100	96,831
Eisai Co., Ltd.	1,500	95,592
FamilyMart UNY Holdings Co., Ltd.	1,400	87,809
Fancl Corp.	3,600	54,411
Fast Retailing Co., Ltd.	200	67,379
FUJIFILM Holdings Corp.	2,000	75,622
Fujitsu, Ltd.	8,000	47,449
Fukuoka Financial Group, Inc.	7,000	30,292
Furukawa Electric Co., Ltd.	1,300	38,247
Gunma Bank, Ltd. (The)	5,000	23,874
Hirose Electric Co., Ltd.	300	39,587
Hiroshima Bank, Ltd. (The)	6,000	25,678
Hokuhoku Financial Group, Inc.	1,500	21,622
Honda Motor Co., Ltd.	4,400	131,655
Idemitsu Kosan Co., Ltd.	4,100	94,218
Ito En, Ltd.	1,400	50,974
ITOCHU Corp.	3,300	41,675
ITOCHU Techno-Solutions Corp.	1,600	39,458
Iyo Bank, Ltd. (The)	4,600	28,271
Japan Airlines Co., Ltd.	1,400	41,317

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Japan Prime Realty Investment Corp.	11	$47,505
Japan Real Estate Investment Corp.	13	75,281
Japan Retail Fund Investment Corp.	31	70,525
JX Holdings, Inc.	32,400	128,018
Kagome Co., Ltd.	1,800	47,199
Kajima Corp.	8,000	53,948
Kakaku.com, Inc.	2,000	33,601
Kamigumi Co., Ltd.	3,000	25,616
Kao Corp.	2,100	108,059
KDDI Corp.	15,800	480,212
Kewpie Corp.	2,100	59,642
Keyence Corp.	100	73,309
Kintetsu Group Holdings Co., Ltd.	8,000	32,292
Kobayashi Pharmaceutical Co., Ltd.	1,000	52,258
Kuraray Co., Ltd.	2,500	37,901
KYORIN Holdings, Inc.	1,300	29,054
Kyowa Hakko Kirin Co., Ltd.	2,000	30,516
Lawson, Inc.	500	37,992
Lion Corp.	2,000	32,710
M3, Inc.	1,200	36,517
Marubeni Corp.	7,000	36,783
Maruichi Steel Tube, Ltd.	1,200	38,690
Megmilk Snow Brand Co., Ltd.	1,400	48,703
Miraca Holdings, Inc.	1,300	62,759
Mitsubishi Chemical Holdings Corp.	9,000	59,093
Mitsubishi Estate Co., Ltd.	9,000	178,873
Mitsubishi Gas Chemical Co., Inc.	3,000	46,172
Mitsubishi Motors Corp.	2,000	11,103
Mitsubishi Tanabe Pharma Corp.	3,200	62,286
Mitsui & Co., Ltd.	3,900	54,035
Mizuho Financial Group, Inc.	75,500	127,123
Morinaga Milk Industry Co., Ltd.	7,000	56,382
MS&AD Insurance Group Holdings, Inc.	1,800	53,436
NEC Corp.	15,000	40,110
NH Foods, Ltd.	2,000	47,927
Nidec Corp.	500	48,380
Nikon Corp.	4,100	61,963
Nintendo Co., Ltd.	400	96,424
Nippon Building Fund, Inc.	14	83,191
Nippon Electric Glass Co., Ltd.	5,000	27,200
Nippon Kayaku Co., Ltd.	2,000	23,046
Nippon Prologis REIT, Inc.	26	58,842
Nippon Shinyaku Co., Ltd.	1,000	50,763
Nippon Shokubai Co., Ltd.	600	41,406
Nippon Telegraph & Telephone Corp.	8,800	390,164
Nissan Chemical Industries, Ltd.	2,000	67,809

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group, Inc.	2,400	$35,353
Nissin Foods Holdings Co., Ltd.	1,200	69,455
NOF Corp.	4,000	43,479
Nomura Real Estate Holdings, Inc.	3,100	52,349
Nomura Real Estate Master Fund, Inc.	43	69,798
Nomura Research Institute, Ltd.	1,100	38,153
NTT Data Corp.	1,100	56,766
NTT DoCoMo, Inc.	14,100	354,107
Obayashi Corp.	4,000	38,533
Okinawa Electric Power Co., Inc. (The)	1,900	44,014
Ono Pharmaceutical Co., Ltd.	2,500	63,384
Oracle Corp. Japan	1,000	54,423
Oriental Land Co., Ltd.	700	40,889
Orix JREIT, Inc.	34	58,243
Osaka Gas Co., Ltd.	38,000	158,050
Otsuka Holdings Co., Ltd.	3,100	135,674
Recruit Holdings Co., Ltd.	2,000	80,339
Resona Holdings, Inc.	14,200	62,941
Ricoh Co., Ltd.	4,000	32,601
Rinnai Corp.	600	57,640
San-Ai Oil Co., Ltd.	4,000	28,201
Santen Pharmaceutical Co., Ltd.	4,100	59,788
Sawai Pharmaceutical Co., Ltd.	400	25,849
SECOM Co., Ltd.	500	36,070
Sekisui House, Ltd.	2,000	33,047
Sharp Corp.(1)	39,000	67,668
Shimizu Corp.	5,000	44,438
Shin-Etsu Chemical Co., Ltd.	1,700	128,896
Shizuoka Bank, Ltd. (The)	5,000	42,198
Showa Denko K.K.	2,200	29,069
Showa Shell Sekiyu K.K.	7,000	65,221
Sompo Holdings, Inc.	1,600	51,771
Sumitomo Corp.	4,900	56,333
Sumitomo Metal Mining Co., Ltd.	4,000	51,979
Sumitomo Mitsui Financial Group, Inc.	4,100	142,154
Taiheiyo Cement Corp.	15,000	42,959
Taisei Corp.	6,000	44,970
Takeda Pharmaceutical Co., Ltd.	3,600	161,010
TEIJIN, Ltd.	2,400	46,371
Terumo Corp.	2,500	96,679
Toho Gas Co., Ltd.	4,000	37,093
Tohoku Electric Power Co., Inc.	2,200	26,954
Tokai Carbon Co., Ltd.	9,000	27,368
Tokio Marine Holdings, Inc.	2,700	106,497
Tokyo Gas Co., Ltd.	46,000	208,724
Tokyu Corp.	4,000	29,946

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
TonenGeneral Sekiyu K.K.	8,000	$78,772
Toppan Printing Co., Ltd.	4,000	37,616
Toray Industries, Inc.	9,000	83,762
Toshiba Corp.(1)	18,000	65,175
Toyo Ink SC Holdings Co., Ltd.	7,000	32,545
Toyo Suisan Kaisha, Ltd.	1,000	40,514
Toyobo Co., Ltd.	18,000	29,463
Toyota Motor Corp.	5,100	295,834
Trend Micro, Inc.	1,000	35,214
Tsuruha Holdings, Inc.	400	46,153
Ube Industries, Ltd.	17,000	35,081
United Urban Investment Corp.	36	60,877
USS Co., Ltd.	4,300	72,723
West Japan Railway Co.	800	49,261
Yahoo! Japan Corp.	11,200	42,963
Yamato Holdings Co., Ltd.	2,000	45,566
Yamato Kogyo Co., Ltd.	1,000	28,155
Yamazaki Baking Co., Ltd.	2,000	44,844
Zeon Corp.	3,000	27,405

		$10,334,778

Netherlands — 3.9%
Aalberts Industries NV	1,153	$36,414
Akzo Nobel NV	2,513	162,368
Altice NV, Class B(1)	2,034	37,866
ASML Holding NV	3,712	392,707
Boskalis Westminster	1,027	33,122
Gemalto NV	831	45,150
GrandVision NV(2)	1,280	29,313
Heineken NV	633	52,139
ING Groep NV	22,110	290,238
Koninklijke Ahold Delhaize NV	4,518	103,066
Koninklijke DSM NV	3,322	213,520
Koninklijke KPN NV	59,030	192,482
Koninklijke Vopak NV	1,452	73,286
NN Group NV	1,302	39,220
QIAGEN NV(1)	5,673	138,747
RELX NV	12,043	203,075
TomTom NV(1)	3,382	27,349
Unilever NV	9,430	394,419
Wolters Kluwer NV	2,003	77,457

		$2,541,938

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	34,754	$46,143

Security	Shares	Value

New Zealand (continued)
Auckland International Airport, Ltd.	11,064	$52,107
Contact Energy, Ltd.	17,100	58,145
Fletcher Building, Ltd.	12,248	90,734
Goodman Property Trust	27,739	24,686
Heartland Bank, Ltd.	35,752	38,313
Precinct Properties New Zealand, Ltd.	27,851	24,805
Ryman Healthcare, Ltd.	3,670	23,293
SKYCITY Entertainment Group, Ltd.	14,241	39,701
Spark New Zealand, Ltd.	27,540	72,028
Trade Me, Ltd.	8,490	29,492
Xero, Ltd.(1)	4,010	50,881
Z Energy, Ltd.	13,924	77,822

		$628,150

Norway — 1.9%
AF Gruppen ASA	1,371	$24,226
Atea ASA	6,274	56,179
Austevoll Seafood ASA	4,763	42,943
Borregaard ASA	4,154	40,717
DNB ASA	8,378	121,118
Entra ASA(2)	4,141	44,387
Gjensidige Forsikring ASA	1,701	30,477
Golar LNG, Ltd.	1,000	21,890
Kongsberg Gruppen ASA	3,498	49,939
Nordic Semiconductor ASA(1)	6,600	26,410
Opera Software ASA(1)	8,541	60,185
Orkla ASA	9,782	92,366
Salmar ASA	2,132	69,187
Schibsted ASA, Class B	3,350	75,476
SpareBank 1 SMN	3,485	25,633
SpareBank 1 SR-Bank ASA	3,147	18,757
Statoil ASA	7,438	121,433
Telenor ASA	8,446	134,332
Tomra Systems ASA	3,141	34,100
XXL ASA(2)	3,700	46,315
Yara International ASA	3,528	124,624

		$1,260,694

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,891
EDP-Energias de Portugal SA	53,769	177,721
Galp Energia SGPS SA, Class B	9,466	128,343
Jeronimo Martins SGPS SA	7,890	135,575
Navigator Co. SA (The)	19,411	56,849
NOS SGPS SA	22,214	147,618

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Portugal (continued)
Pharol SGPS SA	43,046	$11,908

		$672,905

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$40,048
Boustead Singapore, Ltd.	20,000	12,870
CapitaLand Mall Trust	15,800	23,544
City Developments, Ltd.	5,800	35,315
ComfortDelGro Corp., Ltd.	31,100	56,702
DBS Group Holdings, Ltd.	6,700	72,217
Delfi, Ltd.	8,100	13,054
Flex, Ltd.(1)	12,312	174,707
Genting Singapore PLC	74,000	39,599
Hutchison Port Holdings Trust	44,000	19,545
Keppel Infrastructure Trust	95,400	34,588
Mapletree Commercial Trust	29,000	31,876
Singapore Exchange, Ltd.	7,000	35,665
Singapore Press Holdings, Ltd.	41,000	109,568
Singapore Technologies Engineering, Ltd.	29,000	65,197
Singapore Telecommunications, Ltd.	66,900	186,445
Suntec REIT	27,000	32,611
United Overseas Bank, Ltd.	4,500	60,708
Venture Corp., Ltd.	7,000	47,818
Wilmar International, Ltd.	75,000	178,059

		$1,270,136

Spain — 3.9%
Abertis Infraestructuras SA	6,152	$91,189
Almirall SA	2,800	40,250
Amadeus IT Group SA	7,299	343,519
Axiare Patrimonio SOCIMI SA	2,208	31,369
Banco Bilbao Vizcaya Argentaria SA	14,580	104,957
Banco de Sabadell SA	23,300	31,111
Bankia SA	14,959	13,142
CaixaBank SA	24,878	75,066
Coca-Cola European Partners PLC	2,800	107,632
Ebro Foods SA	3,470	74,825
Enagas SA	2,600	74,529
Ferrovial SA	6,364	123,639
Grifols SA	8,178	161,371
Hispania Activos Inmobiliarios SOCIMI SA	2,750	33,774
Iberdrola SA	26,621	181,168
Industria de Diseno Textil SA	8,791	306,739
Merlin Properties Socimi SA	8,113	91,026
Red Electrica Corp. SA	5,128	106,829

Security	Shares	Value

Spain (continued)
Repsol SA	20,498	$286,203
Telefonica SA	21,727	220,759
Tubacex SA	12,500	37,168

		$2,536,265

Sweden — 3.7%
Assa Abloy AB, Class B	2,883	$52,394
Axfood AB	2,772	43,321
BillerudKorsnas AB	5,767	94,702
Capio AB(2)	6,000	31,595
Castellum AB	6,400	86,720
Elekta AB, Class B	17,600	152,598
Fabege AB	2,133	36,025
Hennes & Mauritz AB, Class B	8,337	234,458
Hexpol AB	9,658	79,372
Holmen AB, Class B	2,579	88,242
Hufvudstaden AB, Class A	4,938	76,428
ICA Gruppen AB	890	27,630
Industrivarden AB, Class C	2,456	43,804
Lifco AB, Class B	1,000	25,302
Lundin Petroleum AB(1)	6,164	110,799
Mycronic AB	2,681	27,984
NetEnt AB(1)	2,500	19,700
Nordea Bank AB	3,100	32,578
Skanska AB, Class B	7,392	160,529
SKF AB, Class B	2,244	38,009
Svenska Cellulosa AB SCA, Class B	8,499	240,715
Svenska Handelsbanken AB, Class A	5,337	72,760
Swedbank AB, Class A	4,442	103,939
Telefonaktiebolaget LM Ericsson, Class B	32,761	158,919
Telia Co. AB	67,805	270,871
Unibet Group PLC SDR	3,604	31,829
Vitrolife AB	800	41,388
Volvo AB	3,350	35,932
Wihlborgs Fastigheter AB	1,547	29,984

		$2,448,527

Switzerland — 7.6%
Allreal Holding AG	417	$61,371
Alpiq Holding, Ltd.(1)	241	22,381
Ascom Holding AG	1,636	28,015
Baloise Holding AG	509	62,622
Bucher Industries AG	89	19,772
Burckhardt Compression Holdings AG	55	15,945
Comet Holding AG	39	33,813

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)
Compagnie Financiere Richemont SA, Class A	6,963	$447,650
Daetwyler Holding AG	260	35,617
DKSH Holding AG	352	24,396
dorma+kaba Holding AG	61	42,388
Flughafen Zuerich AG	187	34,375
Gategroup Holding AG	975	51,293
Geberit AG	325	137,400
Givaudan SA	52	100,572
Helvetia Holding AG	85	44,223
Inficon Holding AG	86	30,884
Komax Holding AG	194	46,718
Kuehne & Nagel International AG	665	90,136
Mobimo Holding AG	139	33,446
Nestle SA	10,568	766,327
Novartis AG	7,182	509,689
Panalpina Welttransport Holding AG	330	42,809
Pargesa Holding SA	850	57,058
Partners Group Holding AG	109	55,180
Roche Holding AG PC	644	147,915
Schindler Holding AG	276	51,090
Schindler Holding AG PC	257	47,745
SGS SA	46	93,108
Sika AG	16	76,903
Sulzer AG	480	47,271
Swatch Group AG (The)	1,112	64,105
Swatch Group AG (The), Bearer Shares	442	132,935
Swiss Life Holding AG	399	105,588
Swiss Prime Site AG	1,391	115,368
Swiss Re AG	2,119	196,668
Swisscom AG	516	235,876
Syngenta AG(1)	1,392	554,098
Temenos Group AG	1,230	79,435
Valiant Holding AG	270	25,598
Valora Holding AG	105	30,509
Zehnder Group AG(1)	691	28,714
Zurich Insurance Group AG	620	162,289

		$4,989,295

United Kingdom — 15.4%
Antofagasta PLC	7,900	$52,543
AstraZeneca PLC	5,032	281,767
Auto Trader Group PLC(2)	18,275	83,726
Aviva PLC	15,804	85,638
Babcock International Group PLC	3,446	41,655
BAE Systems PLC	15,161	100,453

Security	Shares	Value

United Kingdom (continued)
Bellway PLC	1,375	$39,790
Berendsen PLC	1,721	20,310
Berkeley Group Holdings PLC	1,125	32,447
Big Yellow Group PLC	7,156	60,543
BP PLC	80,176	473,977
BT Group PLC	25,356	116,385
Bunzl PLC	1,400	37,586
Capita PLC	2,374	16,993
Carnival PLC	1,559	75,195
Cineworld Group PLC	5,166	34,113
Close Brothers Group PLC	1,265	20,528
Cobham PLC	11,321	19,752
Compass Group PLC	7,415	134,169
Croda International PLC	1,357	58,032
Daily Mail & General Trust PLC, Class A	2,268	20,817
Diageo PLC	9,957	265,021
Dignity PLC	1,253	40,637
Direct Line Insurance Group PLC	12,400	52,459
easyJet PLC	2,278	26,123
Electrocomponents PLC	8,661	39,457
Elementis PLC	6,330	18,461
Essentra PLC	5,799	36,144
Experian PLC	8,507	163,543
Fidessa Group PLC	1,027	30,883
FirstGroup PLC(1)	13,353	17,886
Fresnillo PLC	6,282	126,389
G4S PLC	13,501	36,265
GlaxoSmithKline PLC	37,061	732,115
Grainger PLC	21,884	59,243
Great Portland Estates PLC	10,764	78,103
Greene King PLC	2,038	18,231
Halma PLC	10,346	132,449
Hammerson PLC	17,653	118,761
Howden Joinery Group PLC	5,263	24,100
HSBC Holdings PLC	44,206	332,921
Imperial Brands PLC	3,489	168,769
Informa PLC	7,317	60,198
Inmarsat PLC	3,236	27,759
Intertek Group PLC	1,447	60,372
Johnson Matthey PLC	1,560	65,026
Kcom Group PLC	18,722	26,987
Keller Group PLC	1,779	14,809
Kingfisher PLC	14,750	65,157
Land Securities Group PLC	15,070	184,014
Legal & General Group PLC	20,937	53,562
Lloyds Banking Group PLC	141,652	98,919

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	32,609	$59,496
Marston’s PLC	12,099	19,790
Merlin Entertainments PLC(2)	8,625	48,609
Micro Focus International PLC	3,386	88,664
Mitie Group PLC	5,571	14,317
Moneysupermarket.com Group PLC	16,319	52,250
National Grid PLC	54,281	706,075
NCC Group PLC	10,809	25,103
Next PLC	1,135	66,776
Oxford Instruments PLC	2,226	18,416
Paragon Group of Cos. PLC (The)	4,937	20,024
Pearson PLC	6,802	62,928
Phoenix Group Holdings	2,631	23,504
Playtech PLC	4,633	52,553
Provident Financial PLC	887	31,977
QinetiQ Group PLC	8,311	23,405
Randgold Resources, Ltd.	1,173	104,170
Reckitt Benckiser Group PLC	2,232	199,676
RELX PLC	3,294	58,798
Renishaw PLC	1,543	48,636
Rentokil Initial PLC	15,781	44,018
Rio Tinto PLC	9,093	316,212
Royal Dutch Shell PLC, Class A	24,804	617,794
Royal Mail PLC	6,900	41,397
RPC Group PLC	7,000	81,176
RSA Insurance Group PLC	7,955	53,709
Sage Group PLC (The)	21,278	187,735
SDL PLC	5,875	31,177
Segro PLC	20,124	107,785
Severn Trent PLC	2,803	79,791
Shaftesbury PLC	7,730	86,720
Sky PLC	7,199	71,970
Spirent Communications PLC	26,820	27,062
St. James’s Place PLC	4,626	53,425
Standard Life PLC	14,339	59,172
Tate & Lyle PLC	7,007	66,826
Tritax Big Box REIT PLC	37,589	62,532
TT Electronics PLC	8,490	14,367
UBM PLC	2,425	21,291
Ultra Electronics Holdings PLC	1,034	23,494
Unilever PLC	4,757	198,601
UNITE Group PLC (The)	9,181	62,190
United Utilities Group PLC	8,851	101,741
Victrex PLC	2,610	55,891
Vodafone Group PLC	273,699	751,666
WH Smith PLC	2,282	41,075

Security	Shares	Value

United Kingdom (continued)
William Hill PLC	6,621	$23,951
Wolseley PLC	1,410	73,136
Xaar PLC	3,933	20,203

		$10,082,456

Total Common Stocks (identified cost $64,343,601)		$63,963,487

Rights(1) — 0.0%(3)

Security	Shares	Value
EXOR SpA, Exp. 11/9/16	1,016	$0
Ferrovial SA, Exp. 11/14/16	6,364	2,763
Tox Free Solutions, Ltd., Exp. 11/18/16	2,357	90

Total Rights (identified cost $2,852)		$2,853

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(4)	500,389	$500,489

Total Short-Term Investments (identified cost $500,441)		$500,489

Total Investments — 98.6% (identified cost $64,846,894)		$64,466,829

Other Assets, Less Liabilities — 1.4%		$928,204

Net Assets — 100.0%		$65,395,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $656,103 or 1.0% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.8%	$22,122,813
Japanese Yen	15.8	10,334,778
British Pound Sterling	15.7	10,257,992
Swiss Franc	7.8	5,072,234
Australian Dollar	7.5	4,931,873
Swedish Krona	3.7	2,448,527
Hong Kong Dollar	3.3	2,128,830
United States Dollar	3.2	2,090,516
Norwegian Krone	1.9	1,238,804
Danish Krone	1.9	1,231,216
Singapore Dollar	1.7	1,103,126
Israeli Shekel	1.3	877,970
New Zealand Dollar	1.0	628,150

Total Investments	98.6%	$64,466,829

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	10.5%	$6,899,902
Consumer Staples	10.5	6,869,938
Financials	10.0	6,516,311
Materials	9.8	6,420,142
Consumer Discretionary	9.7	6,360,321
Telecommunication Services	9.3	6,063,915
Health Care	9.0	5,894,501
Information Technology	8.9	5,832,461
Utilities	7.1	4,616,084
Real Estate	6.7	4,401,680
Energy	6.3	4,091,085
Short-Term Investments	0.8	500,489

Total Investments	98.6%	$64,466,829

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $64,346,453)	$63,966,340
Affiliated investment, at value (identified cost, $500,441)	500,489
Foreign currency, at value (identified cost, $92,039)	92,335
Dividends receivable	119,924
Tax reclaims receivable	845,895
Total assets	$65,524,983

Liabilities
Payable for investments purchased	$2,850
Payable to affiliates:
Investment adviser fee	42,083
Trustees’ fees	330
Accrued expenses	84,687
Total liabilities	$129,950
Net Assets applicable to investors’ interest in Portfolio	$65,395,033

Sources of Net Assets
Investors’ capital	$65,801,750
Net unrealized depreciation	(406,717)
Total	$65,395,033

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Dividends (net of foreign taxes, $254,019)	$2,132,841
Interest allocated from/dividends from affiliated investment	881
Expenses allocated from affiliated investment	(23)
Total investment income	$2,133,699

Expenses
Investment adviser fee	$506,708
Trustees’ fees and expenses	3,996
Custodian fee	63,331
Legal and accounting services	47,846
Miscellaneous	31,915
Total expenses	$653,796

Net investment income	$1,479,903

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(907,756)
Investment transactions in/allocated from affiliated investment	29
Foreign currency transactions	(13,596)
Net realized loss	$(921,323)
Change in unrealized appreciation (depreciation) —
Investments	$(251,663)
Investments — affiliated investment	48
Foreign currency	1,668
Net change in unrealized appreciation (depreciation)	$(249,947)

Net realized and unrealized loss	$(1,171,270)

Net increase in net assets from operations	$308,633

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$1,479,903	$1,849,003
Net realized gain (loss) from investment and foreign currency transactions	(921,323)	5,839,136
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(249,947)	(6,746,825)
Net increase in net assets from operations	$308,633	$941,314
Capital transactions —
Contributions	$2,951,124	$2,926,693
Withdrawals	(9,782,962)	(42,981,733)
Net decrease in net assets from capital transactions	$(6,831,838)	$(40,055,040)

Net decrease in net assets	$(6,523,205)	$(39,113,726)

Net Assets
At beginning of year	$71,918,238	$111,031,964
At end of year	$65,395,033	$71,918,238

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97%	0.92%	0.92%		0.94%	1.03%
Net investment income	2.19%	2.06%	2.55	%(2)	2.28%	2.60%
Portfolio Turnover	14%	11%	53%		30%	117%

Total Return	0.74%	0.31%	1.30%		21.20%	10.24%

Net assets, end of year (000’s omitted)	$65,395	$71,918	$111,032		$115,036	$103,291

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes special dividends equal to 0.41% of average daily net assets.

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.0% and 48.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

33

Tax-Managed International Equity Portfolio

October 31, 2016

Notes to Financial Statements — continued

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $506,708 or 0.75% of the Portfolio’s average daily net assets. Pursuant to an additional fee reduction agreement effective November 1, 2016 between the Portfolio and BMR, the fee will be computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,003,185 and $14,458,139, respectively, for the year ended October 31, 2016.

34

Tax-Managed International Equity Portfolio

October 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,983,422

Gross unrealized appreciation	$7,351,629
Gross unrealized depreciation	(7,868,222)

Net unrealized depreciation	$(516,593)

The net unrealized depreciation on foreign currency transactions at October 31, 2016 on a federal income tax basis was $26,652.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Tax-Managed International Equity Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$199,757	$19,514,615		$—	$19,714,372
Developed Europe	833,984	42,129,874		—	42,963,858
Developed Middle East	380,045	905,212		—	1,285,257

Total Common Stocks	$1,413,786	$62,549,701	*	$—	$63,963,487
Rights	$2,853	$—		$—	$2,853
Short-Term Investments	—	500,489		—	500,489

Total Investments	$1,416,639	$63,050,190		$—	$64,466,829

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

36

Tax-Managed International Equity Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2016

37

Parametric Tax-Managed International Equity Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and the Portfolio and President of the Portfolio	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

38

Parametric Tax-Managed International Equity Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

39

Parametric Tax-Managed International Equity Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$30,290	$30,590
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,035	$16,195
All Other Fees(3)	$0	$0

Total	$46,325	$46,785

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$16,035	$16,195
Eaton Vance(1)	$46,000	$56,434

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 19, 2016